SCHEDULE OF REVENUE RECOGNITION (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total net revenue		$ 2,532,499	$ 4,803
Health Care, Patient Service [Member]
Product Information [Line Items]
Total net revenue	[1]	2,199,558
Histology Fees [Member]
Product Information [Line Items]
Total net revenue		272,660
Health Care, Other [Member]
Product Information [Line Items]
Total net revenue		19,324
Department of Defense Observational Studies [Member]
Product Information [Line Items]
Total net revenue		19,442
Other Revenues [Member]
Product Information [Line Items]
Total net revenue	[2]	$ 21,515	$ 4,803

[1]	Patient services fees includes direct billing for CyPath® Lung diagnostic test.
[2]	Other revenues include pre-acquisition CyPath® Lung royalty income and laboratory services.